TRADE PAYABLES	12 Months Ended
Dec. 31, 2023
Trade Payables
TRADE PAYABLES

26.	TRADE PAYABLES

	2023	2022

Trade payables	107.4	165.8
Related parties (Note 30)	199.9	343.6
Non-current	307.3	509.4

Trade payables	21,278.6	23,498.1
Related parties (Note 30)	1,916.5	830.4
Current	23,195.1	24,328.5

Total	23,502.4	24,837.9

The present value adjustment recorded for trades payables, at December 31, 2023, is R$308 million (R$367 million at December 31,2022).

The subsidiaries in Argentina, Chile, Paraguay and Panama have discount transactions for duplicates with endorsement (trade payables securitization) with vendors in the amount of R$159.0 million at December 31, 2023 (R$219.3 million at December 31, 2022). In general, abovementioned discount transactions occur by legal impositions existing in these jurisdictions. These transactions maintain commercial characteristics since there are no change in previously established conditions and its vendor’s choice to carry out the anticipation of its receivables with the Company.

Accounting policies

Trade payables are recognized initially at their fair values and subsequently at amortized cost using the effective interest method. When relevant, trade payables values are adjusted by their present value, considering the following assumptions to calculation: (i) the amount to be discounted; (ii) the settlement dates; and (iii) the discount rate, in accordance with IFRS 13. The adjustment in the present value of installment purchases is record in trade payables and is offset by the cost of products sold account, due to the payment term.

Long-term intra-group loan agreements

The Company has long-term loan agreements, denominated in foreign currency, signed with wholly owned subsidiaries located abroad, whose amounts are recognized in the Company's accounts payable. As determined by IAS 21, considering that they are long-term loans, which settlement is not likely to occur in the foreseeable future, the exchange differences related to these instruments are recognized in other comprehensive income, following the accrual accounting concept.

The recognition of exchange rate variations in other comprehensive income does not affect the accounting classification assigned to the debt, which is recorded in a liability account and incurs interest, which is recognized as a financial expense in the income statement for the year.

The effects of exchange differences will only be reflected in profit or loss for the period if there is any change in the assumption related to the settlement of the loan, i.e., if it becomes foreseeable or probable. In the event of partial settlement, only the exchange differences corresponding to the settled portion or portion expected to be settled with probability or foreseeability will be reclassified to the profit or loss for the period.